Allowances for Loan and Lease Losses (Tables)	12 Months Ended
Dec. 31, 2019
Allowance For Loan And Lease Losses [Abstract]
Rollforward of Allowance for Loan and Lease Losses and Associated Loan Data
Table 46: Rollforward of Allowance for Loan and Lease Losses and Associated Loan Data

	2019			2018			2017
At or for the year ended December 31 Dollars in millions	Commercial Lending	Consumer Lending	Total	Commercial Lending	Consumer Lending	Total	Commercial Lending	Consumer Lending	Total
Allowance for Loan and Lease Losses
January 1	$1,663	$966	$2,629	$1,582	$1,029	$2,611	$1,534	$1,055	$2,589
Charge-offs	(216)	(758)	(974)	(124)	(640)	(764)	(221)	(565)	(786)
Recoveries	78	254	332	99	245	344	116	213	329
Net (charge-offs)	(138)	(504)	(642)	(25)	(395)	(420)	(105)	(352)	(457)
Provision for credit losses	320	453	773	97	311	408	147	294	441
Net decrease / (increase) in allowance for unfunded loan commitments and letters of credit	(34)	1	(33)	11	1	12	5	(1)	4
Other	1	14	15	(2)	20	18	1	33	34
December 31	$1,812	$930	$2,742	$1,663	$966	$2,629	$1,582	$1,029	$2,611
TDRs individually evaluated for impairment	$40	$93	$133	$25	$136	$161	$35	$195	$230
Other loans individually evaluated for impairment	58		58	48		48	41		41
Loans collectively evaluated for impairment	1,714	563	2,277	1,590	555	2,145	1,506	561	2,067
Purchased impaired loans		274	274		275	275		273	273
December 31	$1,812	$930	$2,742	$1,663	$966	$2,629	$1,582	$1,029	$2,611
Loan Portfolio
TDRs individually evaluated for impairment	$361	$1,303	$1,664	$409	$1,442	$1,851	$409	$1,652	$2,061
Other loans individually evaluated for impairment	220		220	232		232	310		310
Loans collectively evaluated for impairment	160,021	75,477	235,498	151,641	69,722	221,363	146,720	68,102	214,822
Fair value option loans (a)		742	742		782	782		869	869
Purchased impaired loans		1,719	1,719		2,017	2,017		2,396	2,396
December 31	$160,602	$79,241	$239,843	$152,282	$73,963	$226,245	$147,439	$73,019	$220,458
Portfolio segment ALLL as a percentage of total ALLL	66%	34%	100%	63%	37%	100%	61%	39%	100%
Ratio of ALLL to total loans	1.13%	1.17%	1.14%	1.09%	1.31%	1.16%	1.07%	1.41%	1.18%
(a)
Loans accounted for under the fair value option are not evaluated for impairment as these loans are accounted for at fair value. Accordingly there is no allowance recorded on these loans.